111 Huntington Ave., Boston, Massachusetts  02199-7632

Phone 617-954-5000

December 28, 2020

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:                             MFS® Series Trust XIV (the “Trust”) on behalf of MFS® Institutional Money Market Portfolio (the “Portfolio”); the Trust’s Registration Statement on Form N-1A; Post-Effective Amendment No. 16

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, pursuant to (1) the Investment Company Act of 1940, as amended (the “Act”), and (2) Regulation S-T, please find Amendment No. 16 to the Trust’s Registration Statement filed on Form N-1A.

This Amendment, which will become effective on December 29, 2020, is being filed for the purpose of updating the Portfolio’s financial and other information and, in connection, therewith, making certain other minor and conforming changes.

If you have any questions concerning the foregoing, please call the undersigned at (617) 954-4349 or Corey Bradley at (617) 954-4915.

Sincerely,

TIFFANY KO
Tiffany Ko
Counsel

TK/mjy

enclosure